Acquisitions and disposals	12 Months Ended
Dec. 31, 2023
Acquisitions and disposals [Abstract]
Acquisitions and disposals
6 Acquisitions and disposals
Accounting policies
Business combinations and divestments
Business combinations, except for transactions between entities under common control, are accounted for using the acquisition
method when control is transferred to the group. The purchase price includes total consideration paid to acquire the entity’s assets
and liabilities, as well as contingent consideration at fair value. The acquired identifiable assets, liabilities and contingent liabilities are
measured at fair value at the date of the acquisition. Acquisition costs incurred are expensed under

Selling, general and administrative
expenses. Changes in the fair value of contingent consideration resulting from events after the acquisition date are recognised in the
Consolidated statement of income under Other income.
Equinor recognises a gain or loss on disposal of a subsidiary when control is lost. Any interest retained in the former subsidiary is
measured at fair value at the time of loss of control. However, when partially divesting subsidiaries that do not constitute a business, and where the retained investment in the former subsidiary is an associate or a jointly controlled investment, Equinor recognises the
gain or loss only on the divested part within Other income or Operating expenses,

respectively. The interest retained in the former
subsidiary is initially not remeasured, and subsequently accounted for using the equity method.
On the NCS, all disposals of assets are performed including the tax base (after-tax). Any gain includes the release of tax liabilities
previously recognised related to the assets in question and is recognised in full in Other income in the Consolidated statement of
income.
Assets classified as held for sale
Non-current assets are classified separately as held for sale in the Consolidated balance sheet when a sale is highly probable. This
condition is met when an asset is available for immediate sale in its present condition,

Equinor’s management is committed to the
sale, and the sale is expected to be completed within one year from the date of classification. In Equinor, these requirements are
normally met when management has approved a negotiated letter of intent with the counterparties (a ‘DGC’). Liabilities directly
associated with the assets classified as held for sale and expected to be included as part of the sales transaction, are also classified
separately.

Accounting judgement regarding acquisitions
Determining whether an acquisition meets the definition of a business combination requires judgement to be applied on a case-by-
case basis. Acquisitions are assessed to establish whether the transaction represents a business combination or an asset purchase,
and the conclusion may materially affect the financial statements both in the transaction period and subsequent periods. Similar
assessments are performed upon the acquisition of an interest in a joint operation. Depending on the specific facts, acquisitions of oil
and gas exploration and evaluation licences for which a development decision has not yet been made have largely been concluded to
represent asset purchases, while purchases of producing assets have largely been concluded to represent business acquisitions.

Accounting judgement regarding partial divestments
The policy regarding partial divestments of subsidiaries is based on careful consideration of the requirements and scope of IFRS 10
Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures. The assessment requires judgement to be applied on a case-by-case basis, considering the substance of the transactions. In evaluating the IFRS Accounting Standards’
requirements, Equinor acknowledges pending considerations related to several relevant and similar issues which have been
postponed by the IASB in anticipation of concurrent consideration at a later date. Where assets are transferred into separate legal
entities concurrently with a portion of the entities’ shares being sold to a third party, thereby resulting in Equinor’s loss of control of
those asset-owning subsidiaries, and where investments in joint ventures are established simultaneously, Equinor has concluded to recognise the gain only on the divested portion.
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2023
Acquisitions
Acquisition of Rio Energy
On 3 November 2023,

Equinor closed a transaction with

Denham Capital to acquire
100
% of the shares

in Horus Investimentos S.A.,
the

parent

company

of

Rio

Energy

Participações

S.A.,

a

leading

onshore

renewables

company

in

Brazil.

The

cash

consideration
amounted to USD 82

million in addition to USD
268

million in capital contribution to

settle Rio Energy’s external financing. The

acquired
portfolio includes a producing onshore wind

farm in the north-eastern state of Bahia,

a pre-construction solar photovoltaic (PV) portfolio
and a pipeline of

1.2 GW of onshore

wind and solar projects.

This transaction resulted in an

increase in Equinor’s property,

plant and
equipment

of

USD
350

million.

The

transaction has

been

accounted

for

as

a

business

combination

within

the

REN

segment.

The
purchase price and the purchase price allocation are preliminary.
Acquisition of Suncor Energy UK Limited
On 30 June 2023, Equinor closed

a transaction with Suncor Energy UK

Holdings Ltd to acquire
100
% of the shares in Suncor

Energy
UK Limited for a total

consideration of USD
847

million after customary adjustments

for working capital. The

transaction includes a non-
operated interest in the producing Buzzard oil field

(
29.89
%) and an additional interest in the operated

Rosebank development (
40%).
The transaction has

been accounted for

within the E&P

International segment as

a business combination,

resulting in an

increase in
Equinor’s

property,

plant

and

equipment

of

USD
1,490

million

and

deferred

tax

liabilities

of

USD
672

million.

The

purchase

price
allocation remains preliminary.
Acquisition of BeGreen
On 26 January 2023, Equinor closed a

transaction with the Bregentved Group and members of

the executive board of BeGreen Solar
Aps to acquire 100
% of the shares

in the Danish solar

developer BeGreen Solar Aps.

The cash consideration amounted

to USD
252
million (EUR 235

million), in addition to a consideration

contingent on the successful delivery of

future solar projects above an agreed
megawatt

threshold.

The

transaction

has

been

accounted

for

within

the

REN

segment

as

a

business

combination,

resulting

in

an
increase of Equinor’s intangible assets of USD 423

million.
Disposals
Equinor Energy Ireland Limited
On 31 March 2023, Equinor closed the transaction with Vermilion Energy Inc (Vermillion) to sell Equinor’s non-operated equity position
in the

Corrib gas

project in

Ireland, covering
100
% of

the shares

in Equinor

Energy Ireland

Limited (EEIL).

Prior to

closing, Equinor
received an

extraordinary dividend

of USD
371

million from

EEIL. Total

consideration amounted

to USD
362

million, including

cash
settlement

of

contingent

consideration.

A

loss

of

USD
258

million

has

been

recognised

within

the

E&P

International

segment

and
presented in the line item Operating expenses in the Consolidated statement of income.
Held for sale
Divestment of interest in Azerbaijan
On 22 December 2023, Equinor entered into an agreement with the

State Oil Company of the Republic of Azerbaijan (SOCAR) to sell its interest in its Azerbaijan assets. The assets comprise a 7.27 % non-operated interest in the Azeri Chirag Gunashli (ACG) oil fields in the

Azerbaijan

sector

of

the

Caspian

Sea,
8.71
%

interest

in

the

Baku-Tbilisi-Ceyhan

(BTC)

pipeline

and
50
%

in

the

Karabagh

oil
field. Closing is expected during 2024 subject to regulatory and contractual approvals. The assets have been classified as

held for sale
resulting in a

USD
310

million impairment within the

E&P International segment, presented

in the line

item Depreciation, amortisation
and net impairments in the Consolidated statement of income.
2022
Acquisitions
Acquisition of Triton Power
On 1 September 2022, Equinor and SSE Thermal

Generation Holdings Limited (SSE Thermal) closed a transaction to acquire the UK
power company

Triton Power

Holdings Ltd

(Triton Power)

from Triton

Power Partners

LP owned

by Energy

Capital Partners

(ECP).
Equinor’s share

of the

consideration was

USD
141

million (GBP
120

million), after

adjustments that

mainly related

to net

debt and
working capital. The

key plant included

in the purchase

of Triton

Power is the

Saltend Power Station

with an installed

capacity of 1.2
GW. Equinor and SSE Thermal own 50
% each of Triton Power, and

Equinor is accounting for the investment under the equity method as a joint venture in the MMP segment.
Acquisition of Statfjord
On 31 May 2022, Equinor

closed a transaction to

acquire all of Spirit Energy’s

ownership interests in production

licences in the Statfjord
area which covers the

Norwegian and UK Continental Shelves ranging

from
11.56 % to 48.78
%. All licences are operated by

Equinor.
The cash consideration received was

USD
168

million. The assets and liabilities

acquired have been reflected in

accordance with the
principles in IFRS

3 Business Combinations.

The transaction is

reflected in the

E&P Norway and

E&P International segments.

In the
segment E&P Norway, the

acquisition resulted in an increase of USD
98

million in property, plant and

equipment, an increase of USD
390

million in asset

retirement obligation, a

reduction of deferred

tax liability

of USD
298

million and an

increase in taxes

payable of
USD 98

million. In

the segment

E&P International,

the acquisition

resulted in

an

increase of

USD
98

million in

property,

plant

and
equipment, an increase of USD 241

million in asset retirement obligation and an increase of deferred tax asset of USD
86

million.
Disposals
Ekofisk and Martin Linge on the Norwegian Continental Shelf
On 30

September 2022,

Equinor closed

a transaction

with Sval

Energi AS

to divest

Equinor’s entire

ownership share

in the

Greater
Ekofisk

Area including

its share

in Norpipe

Oil AS,

and a
19
% ownership

share in

Martin Linge.

The cash

consideration at

closing
amounted to

USD
293

million. Equinor

retained a
51
% ownership

share in

Martin Linge

and continues

as operator

of the

field. The
disposal resulted in a decrease

in property, plant and equipment of USD
1,493

million, a decrease in

asset retirement obligation of

USD
376

million, a decrease in deferred tax liability of USD
597

million and a decrease in taxes payable of USD
686

million. A post-tax gain
of USD 655

million is presented in the line item Other income in the Consolidated statement of income in the E&P Norway segment.
Exit Russia
Following Russia’s invasion of Ukraine

in February 2022, Equinor

announced that it had

decided to stop new

investments in Russia and
start the process of exiting

Equinor’s joint arrangements.

Based on this decision,

Equinor evaluated its assets

in Russia and recognised
net impairments of

USD
1,083

million in the

first quarter,

of which USD
251

million was related

to property,

plant and equipment

and
intangible assets and USD 832

million was related to investments accounted for using the equity method.

The impairments were net of
contingent

consideration

from

the

time

of

acquiring

the

assets.

The

impairments

were

recognised

in

the

line

items

Depreciation,
amortisation and net impairment losses and Exploration expenses in the Consolidated statement of income based on the nature of the impaired assets and

reflected in the

E&P International

segment. During the

second quarter, Equinor

transferred its participating

interests
in four Russian

entities to Rosneft

and was released

from all future

commitments and obligations

with no material

impact on the

financial
statements. The ownership interests in Kharyaga were transferred to the operator.
Equinor has stopped trading in Russian oil. This means

that Equinor will not enter into any new trades or

engage in new transport of oil
and oil products from Russia. Equinor has

assessed the accounting impact of certain commitments

arising from such contracts entered
into prior to the invasion and deem the impact to be immaterial.
10% of Dogger Bank C
On 10 February 2022, Equinor closed the transaction with Eni to sell a
10
% equity interest in the Dogger Bank C project

in the UK for a
total consideration of

USD
91

million (GBP
68

million), resulting in a

gain of USD
87

million (GBP
65

million). After closing,

Equinor’s
ownership share is 40
%. Equinor continues to equity account for the remaining investment as a joint venture.

The gain is presented in
the line item Other income in the Consolidated statement of income in the REN segment.